Securities Act File No. 002-11051
Investment Company Act File No. 811-00604

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 122	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 50	[X]
(Check appropriate box or boxes)

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

1101 Vermont Avenue, N.W.

Washington, D.C. 20005

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 842-5665

Jeffrey L. Steele	Copies to:
Washington Management Corporation	Robert W. Helm, Esq.
1101 Vermont Avenue, N.W.	Dechert LLP
Washington, D.C. 20005	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, D.C. 20006
(Counsel for the Registrant)

[Missing Graphic Reference]

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on July 1, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Washington Mutual Investors Fund, has duly caused this Post-Effective Amendment No. 122 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington and District of Columbia on the 21st day of July, 2011.

Washington Mutual Investors Fund

By:	/s/Jeffrey L. Steele Jeffrey L. Steele President

Counsel certifies that this Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.
By:	/s/Stephanie L. Pfromer Stephanie L. Pfromer, Esq.

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on July 21, 2011.

J. Knox Singleton*	James C. Miller III*
J. Knox Singleton	James C. Miller III
Trustee and Chairman of the Board	Trustee

James H. Lemon, Jr.*	Donald L. Nickles*
James H. Lemon, Jr.	Donald L. Nickles
Trustee and Vice Chairman of the Board	Trustee

Nariman Farvardin*	William J. Shaw*
Nariman Farvardin	William J. Shaw
Trustee	Trustee

Barbara Hackman Franklin*	Lydia W. Thomas*
Barbara Hackman Franklin	Lydia W. Thomas
Trustee	Trustee

Mary Davis Holt*	Harry J. Lister*
Mary Davis Holt	Harry J. Lister
Trustee	Trustee

R. Clark Hooper*	/s/Jeffrey L. Steele
R. Clark Hooper	Jeffrey L. Steele
Trustee	President and Trustee

By: /s/Michael W. Stockton Michael W. Stockton	By: /s/Jeffrey L. Steele Jeffrey L. Steele
Senior Vice President, Treasurer, Chief Financial Officer and Assistant Secretary	President

*By: /s/Michael W. Stockton Michael W. Stockton
Attorney-in-fact

POWER OF ATTORNEY

The undersigned trustees of Washington Mutual Investors Fund (the “Fund”), a Delaware Statutory Trust, do each hereby revoke all previous powers of attorney that have been signed and otherwise act in his or her name and behalf in matters involving the Fund and do hereby constitute and appoint Michael W. Stockton, Jennifer L. Butler and Stephanie L. Pfromer, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a trustee of said Trust to any and all amendments to the Registration Statement of Washington Mutual Investors Fund, File No. 2-11051 under the Securities Act of 1933, as amended, or under the Investment Company Act of 1940, as amended, File No. 811-604, said amendments to be filed with the Securities and Exchange Commission, and to any and all documents required by any State in the United States of America in which this Trust offers its shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 30th day of June, 2010.

WASHINGTON MUTUAL INVESTORS FUND

/s/Nariman Farvardin Nariman Farvardin	/s/James C. Miller III James C. Miller III
/s/Barbara H. Franklin Barbara H. Franklin	/s/Donald L. Nickles Donald L. Nickles
/s/Mary Davis Holt Mary Davis Holt	/s/William J. Shaw William J. Shaw
/s/R. Clark Hooper R. Clark Hooper	/s/J. Knox Singleton J. Knox Singleton
/s/James H. Lemon, Jr. James H. Lemon, Jr.	/s/Jeffrey L. Steele Jeffrey L. Steele
/s/Harry J. Lister Harry J. Lister	/s/Lydia W. Thomas Lydia W. Thomas

EXHIBIT INDEX

EXHIBIT NO.                                        EXHIBIT DESCRIPTION

101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase